SHARE-BASED PAYMENTS - Options exercised and subsequent (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 Options	Dec. 31, 2025 shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 Options	Dec. 31, 2024 shares	Dec. 31, 2024 $ / shares
SHARE-BASED PAYMENTS
Proceeds from exercise of options | $	$ 41,490				$ 9,025
Stock options
SHARE-BASED PAYMENTS
Stock options exercised		1,946,249	1,946,249			1,508,214	1,508,214,000
Weighted average share price | $ / shares				$ 13.07				$ 5.6